UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
    ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
    ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------
                      Date of fiscal year end: DECEMBER 31
                                              ------------------
                  Date of reporting period: SEPTEMBER 30, 2007
                                           ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                                MARKET
     (LOCAL                                                                                 STATED          VALUE
    CURRENCY)                             DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
   BONDS AND NOTES (b) - 134.8%

                   ARGENTINA - 6.0%
       2,300,000   Banco Hipotecario SA (USD) ..............................     9.75%     04/27/16    $   2,282,750
       9,872,162   Republic of Argentina (ARS) (c) .........................     2.00%     02/04/18        4,682,273
      15,830,000   Republic of Argentina (USD) .............................     7.00%     04/17/17       12,732,142
                                                                                                       -------------
                                                                                                          19,697,165
                                                                                                       -------------
                   AUSTRALIA - 6.4%
      11,000,000   Australian Government (AUD) .............................     6.00%     02/15/17        9,656,849
       5,000,000   New South Wales Treasury Corp. (AUD) ....................     8.00%     03/01/08        4,457,901
       8,100,000   Queensland Treasury (AUD) ...............................     6.00%     10/14/15        6,920,044
                                                                                                       -------------
                                                                                                          21,034,794
                                                                                                       -------------
                   BRAZIL - 8.4%
       5,750,000   Brazil Citigroup (USD) ..................................    15.00%     07/02/10        3,572,623
      29,603,000   Electropaulo Metropolitan (BRL) .........................    19.13%     06/28/10       17,765,030
       5,360,000   Isa Capital do Brasil SA (USD) ..........................     7.88%     01/30/12        5,453,800
       1,950,000   Nota do Tesouro Nacional (BRL) ..........................    10.00%     01/01/17          977,054
                                                                                                       -------------
                                                                                                          27,768,507
                                                                                                       -------------
                   CANADA - 11.8%
      12,500,000   Canadian Government (CAD) ...............................    10.00%     06/01/08       13,037,124
       7,000,000   Canadian Government (CAD) ...............................     5.25%     06/01/13        7,391,153
      15,000,000   Province of Manitoba (NZD) ..............................     6.38%     09/01/15       10,610,367
      10,965,000   Province of Ontario (NZD) ...............................     6.25%     06/16/15        7,668,939
                                                                                                       -------------
                                                                                                          38,707,583
                                                                                                       -------------
                   CHINA - 2.2%
       5,800,000   Parkson Retail Group Ltd. (USD) .........................     7.88%     11/14/11        6,155,627
       1,230,000   Parkson Retail Group Ltd. (USD) .........................     7.13%     05/30/12        1,219,238
                                                                                                       -------------
                                                                                                           7,374,865
                                                                                                       -------------
                   COLOMBIA - 5.3%
  11,613,000,000   Republic of Colombia (COP) ..............................    11.75%     03/01/10        5,914,054
      10,440,000   Republic of Colombia (USD) ..............................     7.38%     09/18/37       11,495,484
                                                                                                       -------------
                                                                                                          17,409,538
                                                                                                       -------------
                   DOMINICAN REPUBLIC - 2.7%
       4,550,000   Cerveceria Nacional Dominica (USD) (c) ..................    16.00%     03/27/12        5,278,000
       3,190,000   Dominican Republic (USD) ................................     8.63%     04/20/27        3,604,700
                                                                                                       -------------
                                                                                                           8,882,700
                                                                                                       -------------
                   ECUADOR - 2.6%
       7,190,000   Republic of Ecuador (USD) ...............................     9.38%     12/15/15        7,046,200
       1,550,000   Republic of Ecuador (USD) ...............................    10.00%     08/15/30        1,402,750
                                                                                                       -------------
                                                                                                           8,448,950
                                                                                                       -------------
                   EGYPT - 4.5%
      44,500,000   Arab Republic of Egypt (EGP) ............................     8.75%     07/18/12        8,023,937
       6,620,000   Egypt Government Bond (EGP) .............................     9.10%     07/12/10        1,210,724

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                                MARKET
     (LOCAL                                                                                 STATED          VALUE
    CURRENCY)                             DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
   BONDS AND NOTES (b) - (CONTINUED)

                   EGYPT - (CONTINUED)
       4,285,000   Egypt Government Bond (EGP) .............................     9.35%     08/16/10    $     790,495
      12,360,000   Egypt Government Bond (EGP) .............................     9.10%     09/20/12        2,248,027
      15,000,000   Egypt Treasury Bill (EGP) ...............................      (d)      03/25/08        2,596,913
                                                                                                       -------------
                                                                                                          14,870,096
                                                                                                       -------------
                   FINLAND - 3.1%
       4,581,000   Republic of Finland (GBP) ...............................     9.38%     02/03/10       10,199,895
                                                                                                       -------------
                   GERMANY - 3.6%
       3,650,000   KfW International Finance (CAD) .........................     4.95%     10/14/14        3,754,537
      11,000,000   KfW Kredit Wiederaufbau (NZD) ...........................     6.00%     07/15/09        8,038,837
                                                                                                       -------------
                                                                                                          11,793,374
                                                                                                       -------------
                   GHANA - 1.9%
       6,130,000   Republic of Ghana (USD) .................................     8.50%     10/04/17        6,251,987
                                                                                                       -------------
                   INDIA - 2.9%
     380,300,000   JPMorgan Chase Bank NA (INR) ............................     8.07%     06/19/08        9,586,834
                                                                                                       -------------
                   INDONESIA - 10.8%
       7,000,000   Adaro Finance BV (USD) ..................................     8.50%     12/08/10        7,364,959
       7,900,000   BLT Finance BV (USD) ....................................     7.50%     05/15/14        7,404,204
  11,500,000,000   Indonesian Government (IDR) .............................    11.00%     12/15/12        1,356,616
 113,000,000,000   Indonesian Government (IDR) .............................    12.50%     03/15/13       14,140,446
         970,000   Majapahit Holding BV (USD) ..............................     7.75%     10/17/16          987,399
       4,260,000   Majapahit Holding BV (USD) ..............................     7.25%     06/28/17        4,210,448
                                                                                                       -------------
                                                                                                          35,464,072
                                                                                                       -------------
                   KAZAKHSTAN - 1.2%
       4,100,000   Intergas Finance BV (USD) ...............................     6.38%     05/14/17        3,956,500
                                                                                                       -------------
                   MEXICO - 2.2%
       1,250,000   Desarrolladora Homex SA (USD) ...........................     7.50%     09/28/15        1,250,000
      66,300,000   Mexican Fixed Rate Bonds (MXN) ..........................     8.00%     12/07/23        6,099,959
                                                                                                       -------------
                                                                                                           7,349,959
                                                                                                       -------------
                   MULTINATIONAL - 17.7%
      17,600,000   Asian Development Bank (AUD) ............................     5.50%     02/15/16       14,469,563
       8,540,000   Council of Europe (AUD) .................................     5.50%     08/15/08        7,487,974
      18,800,000   European Investment Bank (NZD) ..........................     6.50%     09/10/14       13,427,629
      11,000,000   European Investment Bank (TRY) ..........................    18.50%     03/20/09        9,384,176
      12,000,000   International Bank Reconstruction & Development (NZD) ...     6.38%     07/15/09        8,809,661
       2,240,000   Nordic Investment Bank (GBP) ............................     5.75%     11/06/08        4,574,938
                                                                                                       -------------
                                                                                                          58,153,941
                                                                                                       -------------
                   NETHERLANDS - 2.4%
      11,000,000   Bank Nederlandse Gemeenten NV (NZD) .....................     5.25%     06/17/09        7,939,174
                                                                                                       -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                                MARKET
     (LOCAL                                                                                 STATED          VALUE
    CURRENCY)                             DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
   BONDS AND NOTES (b) - (CONTINUED)

                   NIGERIA - 2.2%
       7,500,000   GTB Finanace BV (USD) ...................................     8.50%     01/29/12    $   7,200,000
                                                                                                       -------------
                   NORWAY - 2.8%
       4,500,000   Kommunalbanken AS (GBP) .................................     4.75%     01/28/10        9,087,476
                                                                                                       -------------
                   PAKISTAN - 1.3%
       4,880,000   Islamic Republic of Pakistan (USD) ......................     6.88%     06/01/17        4,233,400
                                                                                                       -------------
                   PERU - 1.5%
      13,900,000   Peru Bono Soberano (PEN) ................................     7.84%     08/12/20        5,070,920
                                                                                                       -------------
                   PHILIPPINES - 1.9%
       5,545,000   Republic of Philippines (USD) ...........................     8.25%     01/15/14        6,196,815
                                                                                                       -------------
                   RUSSIA - 2.7%
       7,800,000   GPB Eurobond (Gazprombank) (RUB) ........................     7.25%     02/22/10          314,202
      91,998,467   Red Arrow International Leasing PLC (RUB) ...............     8.38%     03/31/12        3,774,934
       4,800,000   UBS (Vimpelcom) (USD) ...................................     8.25%     05/23/16        4,932,000
                                                                                                       -------------
                                                                                                           9,021,136
                                                                                                       -------------
                   SPAIN - 2.9%
      11,500,000   Instituto de Credito Oficial (AUD) ......................     5.50%     10/11/12        9,619,572
                                                                                                       -------------
                   TURKEY - 4.5%
       3,020,000   Turkey Government Bond (TRY) ............................    14.00%     01/19/11        2,374,552
      14,920,000   Turkey Government Bond (TRY) ............................    16.00%     03/07/12       12,501,857
                                                                                                       -------------
                                                                                                          14,876,409
                                                                                                       -------------
                   UKRAINE - 4.5%
       7,300,000   Alfa Bank Ukraine (USD) .................................     9.75%     12/22/09        7,236,961
       4,700,000   EX-IM Bank of Ukraine (USD) .............................     7.65%     09/07/11        4,716,478
       3,000,000   UBS AG Jersey Branch (USD) ..............................     9.13%     06/21/10        2,977,500
                                                                                                       -------------
                                                                                                          14,930,939
                                                                                                       -------------
                   UNITED KINGDOM - 2.3%
       1,500,000   United Kingdom CNVR (GBP) ...............................     9.00%     07/12/11        3,480,064
       2,000,000   United Kingdom Treasury (GBP) ...........................     7.25%     12/07/07        4,102,930
                                                                                                       -------------
                                                                                                           7,582,994
                                                                                                       -------------
                   URUGUAY - 3.1%
     138,620,000   Republic Orient Uruguay (UYU) ...........................     5.00%     09/14/18        6,728,690
      78,000,000   Republic Orient Uruguay (UYU) ...........................     4.25%     04/05/27        3,575,351
                                                                                                       -------------
                                                                                                          10,304,041
                                                                                                       -------------
                   VENEZUELA - 9.4%
      11,560,000   Republic of Venezuela (USD) .............................     7.65%     04/21/25       10,375,100
      19,760,000   Republic of Venezuela (USD) .............................     9.25%     09/15/27       20,670,936
                                                                                                       -------------
                                                                                                          31,046,036
                                                                                                       -------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                           MARKET
                                                                                                            VALUE
                                          DESCRIPTION                                                   (US DOLLARS)
                   ---------------------------------------------------------                           --------------
                   TOTAL INVESTMENTS - 134.8% ......................................................   $ 444,059,672
                   (Cost $416,226,051) (e)
                   LOAN OUTSTANDING - (43.9)% ......................................................    (144,624,000)

                   NET OTHER ASSETS AND LIABILITIES - 9.1% .........................................      29,951,451
                                                                                                       -------------
                   NET ASSETS - 100.0% .............................................................   $ 329,387,123
                                                                                                       =============

----------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2007.

(d)   Zero Coupon Treasury bill.

(e)   Aggregate cost for federal income tax and financial reporting purposes.

ARS   Argentine Peso
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EGP   Egyptian Pound
EUR   Euro Dollar
GBP   British Pound Sterling
IDR   Indonesian Rupiah
INR   Indian Rupee
MYR   Malaysian Ringgit
MXN   Mexican Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2007 (UNAUDITED)

                  FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                            CONTRACTS TO RECEIVE
             ---------------------------------------------------
                                                                       NET             NET
                                                                    UNREALIZED     UNREALIZED
                                                         IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)          U.S. $         U.S. $         U.S. $         U.S. $
----------   ---------------------   ------------   ------------   ------------   ------------
10/24/07     AUD        37,369,902   $ 33,121,639   $ 32,324,578   $    797,061   $         --
12/07/07     AUD        29,373,614     25,986,568     25,000,000        986,568             --
10/24/07     BRL        59,914,000     32,590,764     31,019,733      1,571,031             --
10/24/07     CAD         1,680,000      1,689,530      1,613,907         75,623             --
10/24/07     COP    11,243,449,000      5,541,120      5,713,135             --       (172,015)
10/24/07     EUR        14,177,409     20,230,191     20,000,001        230,190             --
10/24/07     GBP         7,650,000     15,642,982     15,664,775             --        (21,793)
10/24/07     GBP        20,976,004     42,892,452     42,306,664        585,788             --
10/24/07     IDR   113,889,519,000     12,421,374     12,103,031        318,343             --
10/24/07     INR       346,542,000      8,692,925      8,459,465        233,460             --
10/24/07     MXN        32,587,000      2,973,873      2,943,881         29,992             --
10/24/07     MYR        34,184,000     10,043,100      9,964,728         78,372             --
10/24/07     NOK       338,520,250     62,778,115     59,937,549      2,840,566             --
10/24/07     TRY        18,163,000     14,913,927     13,546,088      1,367,839             --
                                                                   ------------   ------------
                                                                   $  9,114,833   $   (193,808)
                                                                   ============   ============

                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                            CONTRACTS TO DELIVER
             ---------------------------------------------------
                                                                       NET             NET
                                                                    UNREALIZED     UNREALIZED
                                                         IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)          U.S. $         U.S. $         U.S. $         U.S. $
----------   ---------------------   ------------   ------------   ------------   ------------
10/24/07     AUD        39,628,321   $ 35,123,319   $ 33,000,000   $         --   $ (2,123,319)
12/07/07     AUD        30,307,733     26,812,975     25,000,000             --     (1,812,975)
10/24/07     BRL        92,282,000     50,197,634     47,385,895             --     (2,811,739)
10/24/07     CAD        24,458,450     24,597,190     23,626,363             --       (970,827)
10/24/07     COP    11,243,449,000      5,541,120      5,525,036             --        (16,084)
10/24/07     EUR         1,270,000      1,812,203      1,714,943             --        (97,260)
10/24/07     GBP        19,806,308     40,500,617     40,000,000             --       (500,617)
10/24/07     IDR   113,889,519,000     12,421,375     11,919,364             --       (502,011)
10/24/07     INR       346,542,000      8,692,925      8,213,842             --       (479,083)
10/24/07     MXN        98,171,000      8,959,034      9,004,346         45,312             --
10/24/07     NOK       187,631,665     34,796,034     32,272,371             --     (2,523,663)
10/24/07     NZD        77,100,000     58,284,824     60,639,150      2,354,326             --
10/24/07     TRY        42,440,000     34,848,155     31,916,223             --     (2,931,932)
                                                                   ------------   ------------
                                                                   $  2,399,638   $(14,769,510)
                                                                   ------------   ------------

Unrealized Appreciation (Depreciation) .........................   $ 11,514,471   $(14,963,318)
                                                                   ============   ============

Net Unrealized Depreciation ....................................                  $ (3,448,847)
                                                                                  ============

(a) Please see page 4 for currency descriptions.

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS  (a) (b)
SEPTEMBER 30, 2007 (UNAUDITED)

                        PORTFOLIO COMPONENTS - BY COUNTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Multinational                                        13.1%
Canada                                                8.7%
Indonesia                                             8.0%
Venezuela                                             7.0%
Brazil                                                6.2%
Australia                                             4.7%
Argentina                                             4.4%
Colombia                                              3.9%
Ukraine                                               3.4%
Turkey                                                3.4%
Egypt                                                 3.3%
Germany                                               2.7%
Uruguay                                               2.3%
Finland                                               2.3%
Spain                                                 2.2%
India                                                 2.2%
Norway                                                2.0%
Russia                                                2.0%
Dominican Republic                                    2.0%
Ecuador                                               1.9%
Netherlands                                           1.8%
United Kingdom                                        1.7%
China                                                 1.7%
Mexico                                                1.7%
Nigeria                                               1.6%
Ghana                                                 1.4%
Philippines                                           1.4%
Peru                                                  1.1%
Pakistan                                              1.0%
Kazakhstan                                            0.9%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

                See Notes to Quarterly Portfolio of Investments.          Page 6

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF COMPONENTS (a)(b) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS - BY INDUSTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Foreign Government Bonds                             49.4%

Supranational Banks                                  13.1%

Special Purpose Banks                                 8.3%

Regional Authority                                    6.7%

Electric Utilities                                    5.2%

Commercial Banks                                      4.1%

Diversified Financial Services                        3.7%

Transportation                                        1.7%

Specialty Retail                                      1.7%

Energy                                                1.6%

Beverages                                             1.2%

Telecommunications                                    1.1%

Export/Import Banks                                   1.0%

Gas Utilities                                         0.9%

Homebuilding                                          0.3%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

                See Notes to Quarterly Portfolio of Investments.          Page 7

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Net Other Assets and Liabilities" on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                          SEPTEMBER 30, 2007 (UNAUDITED)

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,507,194 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,673,573.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                           -----------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.